CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Common share capital	Contributed surplus	Accumulated deficit	Accumulated other comprehensive income (loss)	Total accumulated deficit and accumulated other comprehensive loss	Equity attributable to owners of parent [member]	Non-controlling interests	Total
Balance at beginning of the period at Dec. 31, 2021	$ 4,427.7	$ 10,664.4	$ (8,492.4)	$ (18.8)			$ 68.7
Common shares issued on acquisition of Great Bear	271.6
Contingent value rights issued on acquisition of Great Bear		4.7
Share options issued on acquisition of Great Bear		39.5
Transfer from contributed surplus on exercise of restricted shares	7.4
Repurchase and cancellation of shares	(287.1)	(13.7)						$ 300.8
Options exercised, including cash	29.9
Share-based compensation		9.3
Transfer of fair value of exercised options and restricted shares		(35.6)
Dividends paid			(154.0)
Net earnings (loss) attributable to common shareholders			(605.2)					(605.2)
Other comprehensive income (loss), net of tax				(22.9)				(22.9)
Net loss attributable to non-controlling interests							(0.5)	(0.5)
Divestiture of Chirano discontinued operations							(23.3)
Funding from non-controlling interest							13.6
Other		1.1
Balance at end of the period at Dec. 31, 2022	4,449.5	10,667.5	(9,251.6)	(41.7)	$ (9,293.3)	$ 5,823.7	58.5	5,882.2
Transfer from contributed surplus on exercise of restricted shares	5.1
Options exercised, including cash	27.0
Share-based compensation		6.7
Transfer of fair value of exercised options and restricted shares		(28.1)
Dividends paid			(147.3)
Net earnings (loss) attributable to common shareholders			416.3					416.3
Other comprehensive income (loss), net of tax				(19.6)				(19.6)
Net loss attributable to non-controlling interests							(0.9)	(0.9)
Funding from non-controlling interest							44.4
Other		0.1
Balance at end of the period at Dec. 31, 2023	$ 4,481.6	$ 10,646.0	$ (8,982.6)	$ (61.3)	$ (9,043.9)	$ 6,083.7	$ 102.0	$ 6,185.7